FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Marketable securities	$ 165,695	$ 563,997
Carrying Value
Assets:
Cash and cash equivalents	704,153	742,099
Marketable securities	165,695	563,997
Notes receivable	3,424	3,316
Liabilities:
Contingent consideration arrangement	(10,000)
Long-term debt	(95,844)	(95,844)
Carrying Value | Guarantee of debt obligation | Equity method investee
Liabilities:
Guarantee of an equity method investee's debt	(5,000)
Carrying Value | Long-term marketable equity securities
Assets:
Long-term investments	74,691
Carrying Value | Auction rate securities
Assets:
Long-term investments	5,870	13,100
Fair Value
Assets:
Cash and cash equivalents	704,153	742,099
Marketable securities	165,695	563,997
Notes receivable	3,058	2,818
Liabilities:
Contingent consideration arrangement	(10,000)
Long-term debt	(93,339)	(83,363)
Letters of credit and surety bond	(312)	(362)
Fair Value | Guarantee of debt obligation | Equity method investee
Liabilities:
Guarantee of an equity method investee's debt	(5,000)
Fair Value | Long-term marketable equity securities
Assets:
Long-term investments	74,691
Fair Value | Auction rate securities
Assets:
Long-term investments	$ 5,870	$ 13,100